John Hancock
Investors Trust
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 19.5% (11.7% of Total investments)				$25,286,971
(Cost $25,198,769)
U.S. Government 11.1%				14,454,842
U.S. Treasury
Note (A)(B)	0.250	06-30-25	10,000,000	9,598,358
Note (A)(B)	0.500	03-31-25	5,000,000	4,856,484
U.S. Government Agency 8.4%				10,832,129
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (B)	5.000	04-01-53	301,133	298,402
30 Yr Pass Thru	5.000	04-01-53	988,909	977,841
30 Yr Pass Thru	5.000	08-01-53	513,157	510,781
30 Yr Pass Thru (B)	5.500	06-01-53	321,048	324,257
30 Yr Pass Thru (B)	5.500	06-01-53	336,471	339,833
30 Yr Pass Thru (B)	5.500	07-01-53	326,684	329,398
30 Yr Pass Thru (B)	6.000	05-01-53	880,906	903,127
30 Yr Pass Thru (B)	6.000	07-01-53	306,881	314,286
30 Yr Pass Thru (B)	6.000	07-01-53	888,648	907,177
30 Yr Pass Thru	6.000	08-01-53	891,494	909,803
30 Yr Pass Thru (B)	6.000	09-01-53	305,564	312,603
Federal National Mortgage Association
30 Yr Pass Thru (B)	4.500	07-01-52	312,414	301,143
30 Yr Pass Thru (B)	4.500	10-01-52	547,580	527,654
30 Yr Pass Thru	5.000	09-01-52	1,039,325	1,029,317
30 Yr Pass Thru (B)	5.000	10-01-52	1,056,975	1,042,834
30 Yr Pass Thru (B)	5.500	04-01-53	315,201	318,548
30 Yr Pass Thru (B)	5.500	07-01-53	300,594	302,866
30 Yr Pass Thru	6.000	07-01-53	843,124	865,709

30 Yr Pass Thru (B)	6.000	09-01-53	308,456	316,550
Corporate bonds 123.7% (74.1% of Total investments)				$160,175,739
(Cost $161,890,877)
Communication services 15.8%				20,418,140
Diversified telecommunication services 2.9%
Connect Finco SARL (B)(C)	6.750	10-01-26	1,110,000	1,091,157
Frontier Florida LLC (B)	6.860	02-01-28	700,000	708,532
GCI LLC (B)(C)	4.750	10-15-28	820,000	761,197
Level 3 Financing, Inc. (C)	4.625	09-15-27	428,000	282,651
Level 3 Financing, Inc. (B)(C)	11.000	11-15-29	866,000	916,782
Entertainment 1.0%
AMC Entertainment Holdings, Inc. (C)	7.500	02-15-29	600,000	437,511
Cinemark USA, Inc. (B)(C)	7.000	08-01-32	126,000	128,236
Playtika Holding Corp. (B)(C)	4.250	03-15-29	830,000	737,465
Interactive media and services 1.3%
Arches Buyer, Inc. (C)	6.125	12-01-28	310,000	256,711
Cars.com, Inc. (B)(C)	6.375	11-01-28	644,000	633,073
Match Group Holdings II LLC (C)	5.625	02-15-29	750,000	729,983
Media 9.5%
Altice Financing SA (C)	5.750	08-15-29	400,000	303,587
Altice Financing SA (C)	9.625	07-15-27	500,000	466,826
Altice France Holding SA (C)	10.500	05-15-27	600,000	224,698
Altice France SA (A)(B)(C)	5.500	10-15-29	625,000	439,536
Altice France SA (A)(B)(C)	8.125	02-01-27	356,000	287,913
CCO Holdings LLC (B)(C)	5.125	05-01-27	1,000,000	971,265
CCO Holdings LLC (B)(C)	6.375	09-01-29	1,728,000	1,682,492
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CCO Holdings LLC (B)(C)	7.375	03-01-31	685,000	$691,727
CSC Holdings LLC (C)	5.500	04-15-27	575,000	480,718
CSC Holdings LLC (C)	11.750	01-31-29	308,000	278,429
DISH Network Corp. (C)	11.750	11-15-27	820,000	820,762
iHeartCommunications, Inc.	8.375	05-01-27	1,200,000	490,567
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	945,000	880,686
News Corp. (C)	5.125	02-15-32	625,000	593,741
Paramount Global	2.900	01-15-27	1,210,000	1,137,010
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	258,000	236,876
Sabre GLBL, Inc. (B)(C)	8.625	06-01-27	672,000	628,193
Stagwell Global LLC (B)(C)	5.625	08-15-29	771,000	726,986
Townsquare Media, Inc. (B)(C)	6.875	02-01-26	970,000	955,550
Wireless telecommunication services 1.1%
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,437,280
Consumer discretionary 22.6%				29,228,398
Automobile components 1.9%
Clarios Global LP (B)(C)	6.750	05-15-28	511,000	520,361
The Goodyear Tire & Rubber Company (A)(B)	5.000	07-15-29	289,000	272,758
The Goodyear Tire & Rubber Company (B)	5.250	04-30-31	505,000	470,916
ZF North America Capital, Inc. (C)	6.750	04-23-30	554,000	564,348
ZF North America Capital, Inc. (C)	6.875	04-14-28	586,000	600,633
Automobiles 2.7%
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,021,715
Ford Motor Credit Company LLC	6.950	06-10-26	439,000	450,882
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	437,102
General Motors Company (B)	6.750	04-01-46	1,500,000	1,603,381
Broadline retail 2.8%
Liberty Interactive LLC	8.250	02-01-30	814,000	421,166
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	475,000	463,936
Nordstrom, Inc.	4.250	08-01-31	500,000	444,987
Nordstrom, Inc.	5.000	01-15-44	900,000	720,203
QVC, Inc. (B)	4.750	02-15-27	623,000	545,429
QVC, Inc. (B)	5.950	03-15-43	1,000,000	607,392
Wand NewCo 3, Inc. (B)(C)	7.625	01-30-32	428,000	446,737
Diversified consumer services 1.8%
Garda World Security Corp. (B)(C)	4.625	02-15-27	750,000	722,078
Garda World Security Corp. (C)	8.250	08-01-32	338,000	338,481
Sotheby’s (B)(C)	7.375	10-15-27	1,450,000	1,207,276
Hotels, restaurants and leisure 10.8%
Affinity Interactive (B)(C)	6.875	12-15-27	753,000	656,553
Allwyn Entertainment Financing UK PLC (C)	7.875	04-30-29	767,000	797,680
Caesars Entertainment, Inc. (C)	7.000	02-15-30	1,259,000	1,298,753
Carnival Corp. (B)(C)	6.000	05-01-29	673,000	671,365
Carnival Corp. (C)	7.000	08-15-29	161,000	167,931
Carnival Corp. (B)(C)	7.625	03-01-26	750,000	757,256
Carnival Corp. (B)(C)	10.500	06-01-30	200,000	217,376
Carnival Holdings Bermuda, Ltd. (B)(C)	10.375	05-01-28	715,000	772,945
CCM Merger, Inc. (B)(C)	6.375	05-01-26	1,000,000	998,546
CEC Entertainment LLC (B)(C)	6.750	05-01-26	830,000	829,020
Choice Hotels International, Inc. (B)	5.850	08-01-34	1,101,000	1,106,365
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Flutter Treasury Designated Activity Company (A)(B)(C)	6.375	04-29-29	392,000	$399,083
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	546,000	537,491
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	449,000	453,402
International Game Technology PLC (C)	6.250	01-15-27	2,119,000	2,139,116
Jacobs Entertainment, Inc. (B)(C)	6.750	02-15-29	255,000	238,384
Mohegan Tribal Gaming Authority (B)(C)	8.000	02-01-26	725,000	679,028
New Red Finance, Inc. (B)(C)	4.375	01-15-28	535,000	508,725
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	489,000	492,205
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	133,000	135,633
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	180,000	169,837
Household durables 1.1%
KB Home	7.250	07-15-30	225,000	233,451
Newell Brands, Inc. (A)(B)	6.375	09-15-27	1,242,000	1,240,590
Specialty retail 1.5%
Amer Sports Company (B)(C)	6.750	02-16-31	681,000	677,390
Asbury Automotive Group, Inc. (B)(C)	4.625	11-15-29	160,000	149,507
Asbury Automotive Group, Inc. (B)(C)	5.000	02-15-32	450,000	414,688
Champions Financing, Inc. (B)(C)	8.750	02-15-29	263,000	268,246
Group 1 Automotive, Inc. (C)	6.375	01-15-30	355,000	358,051
Consumer staples 1.6%				2,108,650
Food products 0.9%
Darling Ingredients, Inc. (C)	6.000	06-15-30	60,000	59,535
JBS USA LUX SA (B)	5.750	04-01-33	610,000	612,892
Post Holdings, Inc. (B)(C)	5.625	01-15-28	510,000	504,953
Household products 0.7%
Edgewell Personal Care Company (C)	5.500	06-01-28	950,000	931,270
Energy 15.8%				20,458,690
Energy equipment and services 0.6%
Kodiak Gas Services LLC (B)(C)	7.250	02-15-29	176,000	181,050
USA Compression Partners LP (B)	6.875	09-01-27	543,000	546,105
Oil, gas and consumable fuels 15.2%
Antero Midstream Partners LP (C)	5.375	06-15-29	425,000	415,567
Antero Resources Corp. (B)(C)	7.625	02-01-29	310,000	320,196
Bapco Energies BSCC (C)	7.500	10-25-27	1,155,000	1,193,151
Blue Racer Midstream LLC (B)(C)	7.000	07-15-29	334,000	343,116
Buckeye Partners LP (B)(C)	6.875	07-01-29	518,000	526,243
Cenovus Energy, Inc. (B)	6.750	11-15-39	115,000	127,018
Cheniere Energy Partners LP (B)	3.250	01-31-32	325,000	283,533
Delek Logistics Partners LP (B)(C)	7.125	06-01-28	435,000	433,420
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	801,000	832,302
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,369,000	1,497,230
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,280,904
EnLink Midstream Partners LP (B)	4.150	06-01-25	500,000	492,576
EQM Midstream Partners LP (C)	7.500	06-01-30	700,000	755,465
Genesis Energy LP (B)	8.250	01-15-29	801,000	833,340
Hess Midstream Operations LP (C)	6.500	06-01-29	172,000	175,358
Howard Midstream Energy Partners LLC (B)(C)	7.375	07-15-32	104,000	107,112
Howard Midstream Energy Partners LLC (B)(C)	8.875	07-15-28	511,000	543,938
Kinetik Holdings LP (C)	6.625	12-15-28	214,000	218,219
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MEG Energy Corp. (B)(C)	5.875	02-01-29	237,000	$234,047
NuStar Logistics LP	6.000	06-01-26	659,000	659,689
Occidental Petroleum Corp.	5.500	12-01-25	450,000	450,818
Occidental Petroleum Corp.	6.625	09-01-30	340,000	362,878
Petroleos Mexicanos	6.700	02-16-32	632,000	538,842
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	1,000,000	1,002,986
Sitio Royalties Operating Partnership LP (B)(C)	7.875	11-01-28	258,000	269,955
Southwestern Energy Company (B)	8.375	09-15-28	1,570,000	1,621,364
Sunoco LP	4.500	04-30-30	374,000	348,975
Sunoco LP	6.000	04-15-27	436,000	435,113
Venture Global Calcasieu Pass LLC (C)	6.250	01-15-30	520,000	534,041
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	612,000	618,391
Venture Global LNG, Inc. (B)(C)	9.500	02-01-29	1,457,000	1,620,897
Viper Energy, Inc. (C)	7.375	11-01-31	624,000	654,851
Financials 29.6%				38,339,048
Banks 16.0%
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (B)(D)	6.100	03-17-25	2,760,000	2,751,635
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	156,000	160,569
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)(B)(D)	8.000	03-15-29	2,200,000	2,259,506
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)(D)	8.000	08-22-31	692,000	711,082
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	600,000	643,755
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (A)(B)(D)	5.650	10-06-25	1,000,000	981,014
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%) (B)	5.718	07-23-32	727,000	735,953
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (B)	5.982	01-30-30	648,000	649,640
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25	1,495,000	1,524,906
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%) (B)	5.631	01-29-32	523,000	531,714
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR Compounded Index + 1.230%) (B)	5.852	10-27-25	1,000,000	1,000,360
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(D)	6.500	04-16-25	1,135,000	1,130,886
JPMorgan Chase & Co. (4.080% to 4-26-25, then Overnight SOFR + 1.320%) (B)	4.080	04-26-26	1,000,000	990,778
Manufacturers & Traders Trust Company (B)	4.650	01-27-26	1,000,000	990,745
Popular, Inc.	7.250	03-13-28	770,000	803,216
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (B)	7.250	07-31-84	754,000	757,629
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	1,600,000	1,668,158
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (B)	5.711	01-24-35	841,000	859,858
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (B)(D)	5.875	06-15-25	1,565,000	1,558,566
Capital markets 0.3%
Boost Newco Borrower LLC (C)	7.500	01-15-31	419,000	441,321
Consumer finance 2.3%
Ally Financial, Inc. (B)	5.800	05-01-25	2,000,000	2,001,656
OneMain Finance Corp.	9.000	01-15-29	444,000	470,766
World Acceptance Corp. (C)	7.000	11-01-26	572,000	550,221
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 3.7%
Block, Inc.	3.500	06-01-31	1,075,000	$932,456
Enact Holdings, Inc. (B)	6.250	05-28-29	1,068,000	1,087,187
Macquarie Airfinance Holdings, Ltd. (C)	6.400	03-26-29	88,000	90,314
Macquarie Airfinance Holdings, Ltd. (C)	6.500	03-26-31	95,000	98,591
Macquarie Airfinance Holdings, Ltd. (C)	8.125	03-30-29	353,000	373,482
Macquarie Airfinance Holdings, Ltd. (C)	8.375	05-01-28	379,000	401,308
Nationstar Mortgage Holdings, Inc. (B)(C)	6.000	01-15-27	600,000	595,530
Nationstar Mortgage Holdings, Inc. (C)	6.500	08-01-29	507,000	506,252
NMI Holdings, Inc. (B)	6.000	08-15-29	649,000	653,509
Insurance 7.3%
Acrisure LLC (B)(C)	7.500	11-06-30	773,000	784,532
Acrisure LLC (C)	8.500	06-15-29	361,000	371,028
Alliant Holdings Intermediate LLC (B)(C)	6.750	04-15-28	766,000	769,793
Alliant Holdings Intermediate LLC (B)(C)	7.000	01-15-31	581,000	591,478
AmWINS Group, Inc. (B)(C)	6.375	02-15-29	402,000	407,824
Athene Holding, Ltd. (B)	6.650	02-01-33	1,020,000	1,097,375
Baldwin Insurance Group Holdings LLC (B)(C)	7.125	05-15-31	315,000	324,807
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	235,000	238,487
Howden UK Refinance PLC (B)(C)	7.250	02-15-31	706,000	707,960
HUB International, Ltd. (B)(C)	7.250	06-15-30	634,000	653,894
HUB International, Ltd. (C)	7.375	01-31-32	321,000	329,955
Panther Escrow Issuer LLC (B)(C)	7.125	06-01-31	755,000	774,713
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	1,850,426
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	524,213
Health care 5.8%				7,463,752
Health care equipment and supplies 1.0%
Medline Borrower LP (B)(C)	6.250	04-01-29	532,000	542,821
Varex Imaging Corp. (B)(C)	7.875	10-15-27	715,000	725,658
Health care providers and services 4.0%
AdaptHealth LLC (B)(C)	4.625	08-01-29	450,000	401,688
AMN Healthcare, Inc. (C)	4.000	04-15-29	529,000	484,445
Concentra Escrow Issuer Corp. (B)(C)	6.875	07-15-32	169,000	174,123
Encompass Health Corp. (B)	4.750	02-01-30	600,000	571,967
HCA, Inc. (B)	5.500	06-15-47	1,760,000	1,680,091
HealthEquity, Inc. (B)(C)	4.500	10-01-29	810,000	762,988
Tenet Healthcare Corp. (B)	5.125	11-01-27	567,000	556,912
Tenet Healthcare Corp. (A)(B)	6.125	10-01-28	600,000	601,502
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (A)(B)(C)	9.000	01-30-28	86,000	81,533
Endo Finance Holdings, Inc. (A)(B)(C)	8.500	04-15-31	835,000	880,024
Industrials 13.4%				17,298,403
Aerospace and defense 2.1%
Bombardier, Inc. (B)(C)	7.875	04-15-27	673,000	674,020
TransDigm, Inc. (C)	6.375	03-01-29	654,000	666,165
TransDigm, Inc. (C)	6.750	08-15-28	967,000	985,588
TransDigm, Inc. (C)	7.125	12-01-31	350,000	363,261
Building products 0.2%
Miter Brands Acquisition Holdco, Inc. (B)(C)	6.750	04-01-32	258,000	261,766
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 2.4%
APX Group, Inc. (B)(C)	6.750	02-15-27	373,000	$372,568
Cimpress PLC	7.000	06-15-26	725,000	725,131
Clean Harbors, Inc. (C)	6.375	02-01-31	459,000	464,197
GFL Environmental, Inc. (C)	6.750	01-15-31	368,000	378,420
The Brink’s Company (C)	6.500	06-15-29	156,000	158,976
VT Topco, Inc. (B)(C)	8.500	08-15-30	711,000	752,434
Wrangler Holdco Corp. (A)(B)(C)	6.625	04-01-32	313,000	314,177
Construction and engineering 1.6%
AECOM	5.125	03-15-27	900,000	889,195
Global Infrastructure Solutions, Inc. (B)(C)	5.625	06-01-29	550,000	528,844
MasTec, Inc. (B)	5.900	06-15-29	296,000	301,574
Williams Scotsman, Inc. (B)(C)	6.625	06-15-29	309,000	314,651
Electrical equipment 0.9%
EMRLD Borrower LP (B)(C)	6.625	12-15-30	520,000	529,762
EMRLD Borrower LP (B)(C)	6.750	07-15-31	650,000	662,853
Ground transportation 0.7%
Uber Technologies, Inc. (B)(C)	7.500	09-15-27	600,000	611,292
Watco Companies LLC (C)	7.125	08-01-32	238,000	243,747
Machinery 0.2%
Esab Corp. (C)	6.250	04-15-29	192,000	194,714
Passenger airlines 1.8%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	625,000	671,875
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	07-15-25	294,913	288,390
American Airlines 2016-3 Class B Pass Through Trust	3.750	10-15-25	297,855	289,721
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	246,443	249,259
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	904,452	892,466
Professional services 1.4%
Concentrix Corp. (B)	6.850	08-02-33	432,000	440,934
SS&C Technologies, Inc. (B)(C)	6.500	06-01-32	729,000	742,534
TriNet Group, Inc. (C)	7.125	08-15-31	648,000	667,101
Trading companies and distributors 2.1%
Beacon Roofing Supply, Inc. (C)	6.500	08-01-30	400,000	409,020
Herc Holdings, Inc. (C)	6.625	06-15-29	392,000	400,237
United Rentals North America, Inc.	4.000	07-15-30	581,000	531,412
WESCO Distribution, Inc. (C)	6.375	03-15-29	764,000	773,882
WESCO Distribution, Inc. (B)(C)	7.250	06-15-28	535,000	548,237
Information technology 4.8%				6,226,485
Communications equipment 0.1%
CommScope, Inc. (C)	6.000	03-01-26	229,000	214,957
Electronic equipment, instruments and components 0.3%
Insight Enterprises, Inc. (C)	6.625	05-15-32	208,000	213,983
Zebra Technologies Corp. (C)	6.500	06-01-32	136,000	139,742
IT services 0.6%
Amentum Escrow Corp. (C)	7.250	08-01-32	152,000	155,239
Virtusa Corp. (C)	7.125	12-15-28	639,000	605,609
Software 2.2%
Consensus Cloud Solutions, Inc. (B)(C)	6.000	10-15-26	405,000	396,818
Consensus Cloud Solutions, Inc. (B)(C)	6.500	10-15-28	820,000	791,377
NCR Voyix Corp. (B)(C)	5.125	04-15-29	150,000	143,307
NCR Voyix Corp. (B)(C)	5.250	10-01-30	535,000	501,942
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Open Text Corp. (C)	6.900	12-01-27		616,000	$639,239
UKG, Inc. (B)(C)	6.875	02-01-31		375,000	385,438
Technology hardware, storage and peripherals 1.6%
Dell International LLC (B)	8.350	07-15-46		319,000	414,562
Seagate HDD Cayman	5.750	12-01-34		939,000	918,052
Seagate HDD Cayman	8.250	12-15-29		168,000	181,050
Xerox Holdings Corp. (B)(C)	5.500	08-15-28		619,000	525,170
Materials 6.9%					8,996,290
Chemicals 1.1%
Ashland, Inc.	6.875	05-15-43		845,000	871,771
Braskem Idesa SAPI (A)(B)(C)	6.990	02-20-32		340,000	257,456
SCIL IV LLC (B)(C)	5.375	11-01-26		310,000	302,893
Containers and packaging 5.0%
Ardagh Metal Packaging Finance USA LLC (B)(C)	6.000	06-15-27		658,000	654,074
Ardagh Packaging Finance PLC (A)(B)(C)	4.125	08-15-26		450,000	380,561
Ball Corp.	6.000	06-15-29		322,000	325,132
Ball Corp.	6.875	03-15-28		581,000	597,382
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30		780,000	777,063
Clydesdale Acquisition Holdings, Inc. (C)	8.750	04-15-30		500,000	490,700
OI European Group BV (C)	6.250	05-15-28	EUR	145,000	161,853
Owens-Brockway Glass Container, Inc. (B)(C)	6.625	05-13-27		381,000	381,371
Owens-Brockway Glass Container, Inc. (B)(C)	7.250	05-15-31		600,000	593,666
Sealed Air Corp. (C)	6.125	02-01-28		430,000	432,972
Sealed Air Corp. (C)	6.875	07-15-33		487,000	512,432
Trivium Packaging Finance BV (B)(C)	5.500	08-15-26		900,000	881,521
Trivium Packaging Finance BV (C)	8.500	08-15-27		364,000	357,339
Metals and mining 0.8%
First Quantum Minerals, Ltd. (C)	9.375	03-01-29		420,000	441,734
Novelis Corp. (C)	4.750	01-30-30		610,000	576,370
Real estate 3.3%					4,320,630
Health care REITs 0.8%
Diversified Healthcare Trust (C)(E)	8.657	01-15-26		736,000	650,869
Diversified Healthcare Trust	9.750	06-15-25		466,000	466,625
Real estate management and development 0.5%
Greystar Real Estate Partners LLC (C)	7.750	09-01-30		609,000	645,773
Specialized REITs 2.0%
GLP Capital LP	5.375	04-15-26		1,315,000	1,312,657
Outfront Media Capital LLC (C)	7.375	02-15-31		209,000	218,926
Uniti Group LP (B)(C)	10.500	02-15-28		681,000	688,796
VICI Properties LP (C)	4.625	12-01-29		350,000	336,984
Utilities 4.1%					5,317,253
Electric utilities 1.3%
Alexander Funding Trust II (B)(C)	7.467	07-31-28		721,000	771,346
NRG Energy, Inc. (B)	6.625	01-15-27		336,000	335,759
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)(D)	10.250	03-15-28		507,000	561,806
Independent power and renewable electricity producers 2.8%
Calpine Corp. (C)	4.500	02-15-28		697,000	667,689
Inversiones Latin America Power SpA (9.500% Cash and 0.000% PIK) (C)	11.000	06-15-33		797,134	789,163
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Talen Energy Supply LLC (C)	8.625	06-01-30	710,000	$765,116
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (C)(D)	8.875	01-15-29	413,000	434,056

Vistra Operations Company LLC (C)	5.625	02-15-27	1,000,000	992,318
Convertible bonds 0.1% (0.1% of Total investments)				$132,865
(Cost $149,738)
Utilities 0.1%				132,865
Independent power and renewable electricity producers 0.1%

ILAP Holdings, Ltd. (0.000% Cash and 5.000% PIK) (C)	5.000	06-15-33	531,461	132,865

Term loans (F) 9.1% (5.4% of Total investments)				$11,751,688
(Cost $11,833,956)
Communication services 1.7%				2,238,520
Entertainment 0.5%
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	8.336	04-29-26	661,223	662,598
Interactive media and services 0.4%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.599	12-06-27	562,263	537,316
Media 0.8%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	10.801	08-15-28	355,101	270,232
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	669,000	653,111
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 4.000%)	9.458	08-23-28	115,000	115,263
Consumer discretionary 1.5%				1,948,943
Hotels, restaurants and leisure 0.5%
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	8.099	12-15-27	646,380	646,580
Leisure products 0.7%
J&J Ventures Gaming LLC, Term Loan (1 month CME Term SOFR + 4.000%)	9.458	04-26-28	895,908	896,580
Specialty retail 0.3%
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	9.846	04-15-28	497,436	405,783
Financials 0.8%				1,037,889
Insurance 0.8%
Acrisure LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 3.000%)	8.344	02-15-27	570,435	569,528
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	7.708	02-19-28	57,850	57,933
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	10.085	05-06-32	400,000	410,428
Health care 2.7%				3,479,017
Biotechnology 0.6%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	7.444	11-15-27	821,070	797,029
Health care equipment and supplies 1.0%
Bausch + Lomb Corp., Term Loan (1 month CME Term SOFR + 3.250%)	8.695	05-10-27	895,431	878,311
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	7.557	10-23-28	451,000	451,352
Health care providers and services 0.5%
Mamba Purchaser, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	8.579	10-16-28	667,481	667,287
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.6%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.694	02-01-27	737,092	$685,038
Industrials 1.8%				2,250,325
Commercial services and supplies 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	9.194	05-12-28	1,293,861	1,292,994
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.294	04-20-28	926,471	957,331
Information technology 0.2%				233,008
Software 0.2%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	10.533	07-02-32	229,000	233,008
Materials 0.4%				563,986
Chemicals 0.3%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	8.109	05-03-28	544,710	420,947
Containers and packaging 0.1%

Graham Packaging Company, Inc., 2024 Term Loan B (G)	TBD	08-04-27	143,000	143,039

Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$70,598
(Cost $103,663)
Commercial and residential 0.1%				64,315
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	1,449,984	24,481
Series 2007-4, Class ES IO	0.350	07-19-47	1,465,722	19,482
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,596,372	20,352
U.S. Government Agency 0.0%				6,283
Government National Mortgage Association
Series 2012-114, Class IO	0.625	01-16-53	403,545	6,283

Asset backed securities 6.9% (4.2% of Total investments)				$8,955,737
(Cost $8,764,648)
Asset backed securities 6.9%				8,955,737
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class A1RR (3 month CME Term SOFR + 1.080%) (C)(H)	6.381	10-15-30	1,218,998	1,220,339
Concord Music Royalties LLC
Series 2022-1A, Class A2 (C)	6.500	01-20-73	850,000	866,112
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	14,301	6,521
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (C)	5.450	04-20-48	769,751	741,316
KKR Financial CLO, Ltd.
Series 2013-1A, Class A1R2 (3 month CME Term SOFR + 1.100%) (C)(H)	6.401	04-15-29	1,037,503	1,037,833
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	502,118	491,731
Series 2023-1A, Class D (C)	8.830	10-20-40	563,032	570,735
Neighborly Issuer LLC
Series 2023-1A, Class A2 (C)	7.308	01-30-53	1,206,625	1,228,784
Service Experts Issuer
Series 2024-1A, Class A (C)	6.390	11-20-35	1,144,959	1,165,377
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	518,551	534,062
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	765,000	$783,043
Series 2024-1A, Class A2II (C)	6.268	07-30-54	300,000	309,884

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$0
(Cost $192,563)
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (I)(J)	82,159	0

Preferred securities 1.0% (0.6% of Total investments)		$1,314,383
(Cost $1,073,634)
Communication services 0.6%		760,423
Wireless telecommunication services 0.6%
U.S. Cellular Corp., 6.250% (B)	34,675	760,423
Utilities 0.4%		553,960
Multi-utilities 0.4%
Algonquin Power & Utilities Corp., 9.603% (3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)(H)	22,000	553,960

	Yield (%)	Shares	Value
Short-term investments 6.5% (3.9% of Total investments)			$8,381,757
(Cost $8,381,502)
Short-term funds 6.5%			8,381,757
John Hancock Collateral Trust (K)	5.4652(L)	838,184	8,381,757

Total investments (Cost $217,589,350) 166.9%	$216,069,738
Other assets and liabilities, net (66.9%)	(86,585,702)
Total net assets 100.0%	$129,484,036

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-24, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $17,910,938.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-24 was $113,609,586.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $104,424,340 or 80.6% of the fund’s net assets as of 7-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 7-31-24.
The fund had the following country composition as a percentage of total investments on 7-31-24:
United States	81.7%
Canada	5.2%
United Kingdom	2.2%
Cayman Islands	2.0%
France	1.8%
Netherlands	1.5%
Luxembourg	1.4%
Ireland	1.1%
Other countries	3.1%
TOTAL	100.0%
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	78,684	EUR	72,500	BMO	9/18/2024	$48	—
						$48	—
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$564,531	$564,531
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	364,561	364,561
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	65,187	65,187
								—	$994,279	$994,279

(a)	At 7-31-24, the overnight SOFR was 5.380%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
BMO	Bank of Montreal
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	13

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$25,286,971	—	$25,286,971	—
Corporate bonds	160,175,739	—	160,175,739	—
Convertible bonds	132,865	—	132,865	—
Term loans	11,751,688	—	11,751,688	—
Collateralized mortgage obligations	70,598	—	70,598	—
Asset backed securities	8,955,737	—	8,955,737	—
Common stocks	—	—	—	—
Preferred securities	1,314,383	$1,314,383	—	—
Short-term investments	8,381,757	8,381,757	—	—
Total investments in securities	$216,069,738	$9,696,140	$206,373,598	—
Derivatives:
Assets
Forward foreign currency contracts	$48	—	$48	—
Swap contracts	994,279	—	994,279	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
14	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	838,184	$10,303,458	$67,331,175	$(69,255,856)	$2,422	$558	$304,442	—	$8,381,757
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	15